Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross premises		$ 101,122		$ 98,757
Less: Accumulated depreciation and amortization		(34,446)		(28,362)
Total premises		66,676	$ 65,252	70,395
Land
Property, Plant and Equipment [Line Items]
Gross premises		16,875		16,875
Buildings, construction and improvements
Property, Plant and Equipment [Line Items]
Gross premises	[1]	$ 52,263		51,084
Buildings, construction and improvements | Minimum
Property, Plant and Equipment [Line Items]
Buildings, construction and improvements	[1]	2 years
Buildings, construction and improvements | Maximum
Property, Plant and Equipment [Line Items]
Buildings, construction and improvements	[1]	40 years
Land, Buildings and Improvements
Property, Plant and Equipment [Line Items]
Gross premises		$ 69,138		67,959
Equipment
Property, Plant and Equipment [Line Items]
Gross premises		$ 31,984		$ 30,798
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Buildings, construction and improvements		3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Buildings, construction and improvements		10 years

[1]	Leasehold improvements are depreciated over the lesser of the estimated useful life or the lease term.